Schedules of Investments ─ IQ Chaikin U.S. Large Cap ETF

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 12.0%
Activision Blizzard, Inc.	31,519	$2,868,229
Alphabet, Inc., Class A*	1,615	2,951,186
AT&T, Inc.	64,314	1,841,310
Comcast Corp., Class A	54,530	2,703,052
Facebook, Inc., Class A*	11,239	2,903,371
Snap, Inc., Class A*	157,672	8,347,156
T-Mobile US, Inc.*	22,344	2,817,132
Twitter, Inc.*	76,334	3,857,157
Verizon Communications, Inc.	34,891	1,910,282
Walt Disney Co. (The)*	19,406	3,263,507

Total Communication Services		33,462,382

Consumer Discretionary — 12.8%
AutoZone, Inc.*	2,218	2,480,545
Dollar General Corp.	12,414	2,415,888
Home Depot, Inc. (The)	10,039	2,718,762
Las Vegas Sands Corp.	44,142	2,122,789
NIKE, Inc., Class B	22,659	3,027,016
Ross Stores, Inc.	21,555	2,398,856
Starbucks Corp.	28,517	2,760,731
Target Corp.	20,164	3,653,112
Tesla, Inc.*	17,889	14,195,458

Total Consumer Discretionary		35,773,157

Consumer Staples — 4.7%
Archer-Daniels-Midland Co.	53,288	2,664,933
Costco Wholesale Corp.	6,574	2,316,875
General Mills, Inc.	35,525	2,064,002
Hormel Foods Corp.	40,196	1,883,585
Tyson Foods, Inc., Class A	32,396	2,083,387
Walgreens Boots Alliance, Inc.	40,976	2,059,044

Total Consumer Staples		13,071,826

Energy — 2.5%
Exxon Mobil Corp.	49,374	2,213,930
Phillips 66	34,942	2,369,068
Valero Energy Corp.	41,331	2,332,308

Total Energy		6,915,306

Financials — 14.0%
Allstate Corp. (The)	20,438	2,190,545
American Express Co.	21,899	2,545,978
Bank of New York Mellon Corp. (The)	55,662	2,217,017
Hartford Financial Services Group, Inc. (The)	53,199	2,554,616
Intercontinental Exchange, Inc.	23,216	2,561,886
JPMorgan Chase & Co.	20,824	2,679,424
M&T Bank Corp.	18,126	2,401,151
MetLife, Inc.	61,325	2,952,799
Northern Trust Corp.	24,843	2,215,747
Progressive Corp. (The)	25,389	2,213,667
S&P Global, Inc.	7,652	2,425,684
Synchrony Financial	116,514	3,920,696
T Rowe Price Group, Inc.	19,197	3,003,947
Truist Financial Corp.	60,789	2,916,656
US Bancorp	54,418	2,331,811

Total Financials		39,131,624

Health Care — 13.8%
AbbVie, Inc.	24,606	2,521,623
Amgen, Inc.	9,246	2,232,262
Anthem, Inc.	8,257	2,452,164
Becton Dickinson and Co.	8,159	2,135,945
Bristol-Myers Squibb Co.	33,633	2,066,075
Cigna Corp.	10,581	2,296,606
CVS Health Corp.	31,599	2,264,068
Gilead Sciences, Inc.	25,076	1,644,986
HCA Healthcare, Inc.	20,865	3,390,145
Humana, Inc.	5,969	2,286,783
Johnson & Johnson	14,297	2,332,270
Medtronic PLC	20,788	2,314,328
Merck & Co., Inc.	24,365	1,877,810
Thermo Fisher Scientific, Inc.	6,610	3,369,117
UnitedHealth Group, Inc.	7,516	2,507,187
Zimmer Biomet Holdings, Inc.	18,546	2,849,964

Total Health Care		38,541,333

Industrials — 8.3%
Cintas Corp.	10,821	3,442,376
Cummins, Inc.	13,855	3,247,889
Delta Air Lines, Inc.	65,709	2,494,314
Emerson Electric Co.	39,343	3,121,867
Johnson Controls International PLC	69,538	3,464,383
Northrop Grumman Corp.	6,196	1,775,836
TransDigm Group, Inc.*	5,855	3,239,454
United Airlines Holdings, Inc.*(a)	59,422	2,376,286

Total Industrials		23,162,405

Information Technology — 25.4%
Accenture PLC, Class A	11,483	2,777,967
Adobe, Inc.*	5,892	2,703,073
Amphenol Corp., Class A	25,723	3,212,288
Broadcom, Inc.	7,906	3,561,653
Cadence Design Systems, Inc.*	28,388	3,701,511
Cognizant Technology Solutions Corp., Class A	40,344	3,144,815
Fiserv, Inc.*	19,737	2,026,792
FleetCor Technologies, Inc.*	10,049	2,439,395
Global Payments, Inc.	12,998	2,294,407
Hewlett Packard Enterprise Co.	193,070	2,382,484
Intel Corp.	34,641	1,922,922
International Business Machines Corp.	16,900	2,012,959
Intuit, Inc.	8,151	2,944,386
Mastercard, Inc., Class A	7,761	2,454,727
Microsoft Corp.	11,888	2,757,540
Motorola Solutions, Inc.	14,104	2,363,125
Oracle Corp.	38,791	2,344,140
Palo Alto Networks, Inc.*	11,433	4,010,125
PayPal Holdings, Inc.*	19,580	4,587,790
ServiceNow, Inc.*	6,540	3,552,266
Splunk, Inc.*	14,851	2,450,861
Synopsys, Inc.*	14,556	3,718,330
VeriSign, Inc.*	10,410	2,020,269
Visa, Inc., Class A(a)	11,635	2,248,464
Workday, Inc., Class A*	14,397	3,275,749

Total Information Technology		70,908,038

Materials — 0.9%
Air Products and Chemicals, Inc.	9,393	2,505,677

Real Estate — 2.3%
American Tower Corp.	8,611	1,957,797
Crown Castle International Corp.	12,982	2,067,513
Realty Income Corp.	37,599	2,220,597

Total Real Estate		6,245,907

Utilities — 3.1%
American Electric Power Co., Inc.	23,440	1,896,530
DTE Energy Co.	19,741	2,343,652

Schedules of Investments ─ IQ Chaikin U.S. Large Cap ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Entergy Corp.	19,951	$1,901,929
Public Service Enterprise Group, Inc.	41,745	2,355,670

Total Utilities		8,497,781

Total Common Stocks
(Cost $204,170,063)		278,215,436

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)
(Cost $342,211)	342,211	342,211

Total Investments — 99.9%
(Cost $204,512,274)		278,557,647

Other Assets and Liabilities, Net — 0.1%		178,923
Net Assets — 100.0%		$278,736,570

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,263,531; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $3,458,314.
(b)	Reflects the 1-day yield at January 31, 2021.

Schedules of Investments ─ IQ Chaikin U.S. Large Cap ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$278,215,436	$–	$–	$278,215,436
Short-Term Investments:
Money Market Fund	342,211	–	–	342,211
Total Investments in Securities	$278,557,647	$–	$–	$278,557,647

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.